CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 335.7	$ 240.6	$ 20.4
Unrealized gains for period	1,357.7	1,052.2	2,533.6
Amortization of present value of future profits and deferred acquisition costs for:
Unrealized gains during the period	(167.1)	(136.1)	(170.7)
Amount related to premium deficiences assuming the net unrealized gains had been realized	(271.0)	0	0
Reclassification adjustments:
For net realized investment (gains) losses included in net income	(101.0)	(97.2)	16.4
For amortization of the present value of future profits and deferred acquisition costs relared to net realized investment gains (losses) included in net income	5.4	9.3	(3.6)
Cumulative effect of accounting change	0	(9.5)	0
Effect of reclassifying noncredit component of previously recognized impairment losses on fixed maturities, available for sale	0	0	(7.5)
Unrealized gains on investments	824.0	818.7	2,368.2
Change related to deferred compensation plan	(0.6)	0.5	(0.2)
Other comprehensive income before tax	823.4	819.2	2,368.0
Income tax related to items of accumulated other comprehensive income	(294.5)	(292.5)	(848.1)
Other comprehensive income, net of tax	528.9	526.7	1,519.9
Comprehensive income	$ 864.6	$ 767.3	$ 1,540.3